Investment Objectives and Goals	Jul. 14, 2026
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -1 times (-100%) of the daily percentage change in the share price of a passively managed exchange-traded fund (“ETF”) that provides exposure to developed equity markets outside the United States by seeking to track the performance of a widely followed, free-float-adjusted, market capitalization-weighted index composed of large-, mid- and small-cap companies across multiple developed-market countries in Europe, Australasia and the Far East (the “Underlying ETF”).The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Portfolio Building Block 1X Inverse US Value Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block 1X Inverse US Value Daily Target ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -1 times (-100%) of the daily percentage change of the value of the BITA US Value Select Index (the “Index”).

The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -1 times (-100%) the daily percentage change in the share price of one or more passively managed exchange-traded funds (“ETFs”) that provide exposure to a broad segment of the U.S. equity market by seeking to track the performance of one or more widely followed, market capitalization-weighted U.S. large-cap equity indices composed primarily of the common stocks of approximately 500 of the largest publicly traded U.S. companies (each, an “Underlying ETF”). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block 1X Inverse US Growth Daily Target ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -1 times (-100%) of the daily percentage change in the share price of one or more passively managed exchange-traded funds (“ETFs”) that provide exposure to a sub-set of the U.S. equity market by seeking to track the performance of one or more widely followed, market capitalization-weighted “growth” indices, composed primarily of equity securities issued by approximately 100 of the largest U.S. listed non-financial “growth” companies (i.e., companies with business models focused on growth and technological innovation, as determined by a particular index’s methodology) (each, an “Underlying ETF”), which companies are commonly associated with growth- and innovation-oriented business models.

The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.